Gotham 1000 Value ETF

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

	Shares		Value
Common Stocks - 99.8%
Advertising - 0.5%
Omnicom Group, Inc. (1)	4,377		$416,472
The Interpublic Group of Company, Inc.	8,476		327,004
			743,476
Aerospace & Defense - 0.3%
Curtiss-Wright Corp.	484		88,891
General Dynamics Corp.	252		54,218
Lockheed Martin Corp.	537		247,224
			390,333
Agriculture - 1.2%
Altria Group, Inc.	13,878		628,673
Archer-Daniels-Midland Co.	6,103		461,143
Bunge Ltd.	6,426		606,293
			1,696,109
Airlines - 0.2%
American Airlines Group, Inc. (2)	13,634		244,594

Apparel - 1.9%
Capri Holdings Ltd. (2)	11,888		426,660
Carter's, Inc. (1)	7,316		531,142
Crocs, Inc. (2)	3,372		379,148
Deckers Outdoor Corp. (2)	247		130,332
Skechers U.S.A., Inc. - Class A (2)	931		49,026
Steven Madden Ltd. (1)	15,403		503,524
Tapestry, Inc. (1)	6,002		256,886
Urban Outfitters, Inc. (1) (2)	14,177		469,684
			2,746,402
Auto Manufacturers - 0.3%
General Motors Co.	11,155		430,137

Auto Parts & Equipment - 0.5%
Adient PLC (2)	1,101		42,190
Allison Transmission Holdings, Inc.	9,539		538,572
BorgWarner, Inc.	256		12,521
Visteon Corp. (2)	918		131,834
			725,117
Banks - 4.9%
Ameris Bancorp	2,238		76,562
Associated Banc-Corp (1)	1,216		19,736
Bank of America Corp. (1)	9,232		264,866
Bank OZK (1)	5,811		233,370
Cadence Bank	13,917		273,330
Cathay General Bancorp	6,536		210,394
Citigroup, Inc.	1,765		81,261
Citizens Financial Group, Inc.	3,827		99,808
Columbia Banking System, Inc.	1,932		39,181
Comerica, Inc.	5,953		252,169
Cullen/Frost Bankers, Inc. (1)	862		92,691
CVB Financial Corp. (1)	1,656		21,992
East West Bancorp, Inc.	3,708		195,745
Fifth Third Bancorp (1)	3,821		100,148
First BanCorp/Puerto R co.	18,848		230,323
First Citizens BancShares, Inc. - Class A	11		14,118
Fulton Financial Corp.	1,699		20,252
Hancock Whitney Corp.	12,223		469,119
Huntington Bancshares, Inc. (1)	32,898		354,640
Independent Bank Corp.	5,142		228,870
International Bancshares Corp.	3,014		133,219
KeyCorp (1)	9,485		87,641
Old National Bancorp/IN	12,566		175,170
Pinnacle Financial Partners, Inc.	5,059		286,592
Prosperity Bancshares, Inc.	956		53,995
Regions Financial Corp.	8,574		152,789
SouthState Corp.	4,967		326,829
Synovus Financial Corp.	4,786		144,776
Texas Capital Bancshares, Inc. (2)	5,744		295,816
The Bank of Nova Scotia	3,261		163,180
The PNC Financial Services Group, Inc.	3,266		411,353
The Toronto-Dominion Bank (1)	3,097		192,045
Truist Financial Corp. (1)	10,756		326,445
UMB Financial Corp.	3,885		236,597
Valley National Bancorp (1)	21,688		168,082
Western Alliance Bancorp (1)	6,294		229,542
Wintrust Financial Corp. (1)	220		15,976
Zions Bancorp N.A. (1)	8,271		222,159
			6,900,781
Beverages - 0.6%
Coca-Cola Consolidated, Inc.	437		277,941
Keurig Dr Pepper, Inc.	8,320		260,166
Molson Coors Brewing Co. - Class B (1)	4,202		276,660
The Coca-Cola Co.	905		54,499
			869,266
Biotechnology - 2.5%
Amgen, Inc.	1,600		355,232
Biogen, Inc. (2)	843		240,129
Bio-Rad Laboratories, Inc. - Class A (2)	56		21,231
Exelixis, Inc. (2)	6,012		114,889
Gilead Sciences, Inc.	5,403		416,409
Halozyme Therapeutics, Inc. (2)	6,639		239,469
Horizon Therapeutics PLC (2)	65		6,685
Incyte Corp. (2)	562		34,984
Maravai LifeSciences Holdings, Inc. (2)	33,955		422,061
Moderna, Inc. (2)	3,385		411,278
Regeneron Pharmaceuticals, Inc. (2)	408		293,164
United Therapeutics Corp. (2)	2,927		646,135
Vertex Pharmaceuticals, Inc. (2)	912		320,942
Vir Biotechnology, Inc. (2)	911		22,347
			3,544,955
Building Materials - 2.8%
Armstrong World Industries, Inc.	4,762		349,817
Boise Cascade Co.	6,337		572,548
Builders FirstSource, Inc. (1) (2)	4,485		609,960
Eagle Materials, Inc.	2,420		451,136
Fortune Brands Innovations, Inc.	8,742		628,987
Louisiana-Pacific Corp. (1)	1,059		79,404
Masco Corp.	3,300		189,354
Owens Corning	2,636		343,998
Summit Materials, Inc. - Class A (2)	0	(3)	4
UFP Industries, Inc.	7,190		697,789
			3,922,997
Chemicals - 3.9%
CF Industries Holdings, Inc.	9,803		680,524
Dow, Inc. (1)	5,132		273,330
DuPont de Nemours, Inc.	4,023		287,403
Eastman Chemical Co.	210		17,581
HB Fuller Co.	3,106		222,110
Huntsman Corp.	20,489		553,613
Innospec, Inc.	1,150		115,506
LyondellBasell Industries NV	455		41,783
NewMarket Corp.	1,068		429,464
Nutrien Ltd. (2)	10,204		602,546
Olin Corp.	9,833		505,318
The Chemours Co.	4		148
The Mosaic Co.	16,105		563,675
Valvoline, Inc.	17,865		670,116
Westlake Corp. (1)	4,546		543,111
			5,506,228
Coal - 1.2%
Alpha Metallurgical Resources, Inc. (1)	3,952		649,551
Arch Resources, Inc. - Class A (1)	4,990		562,673
CONSOL Energy, Inc.	5,119		347,119
Teck Resources Ltd. - Class A	3,324		139,940
			1,699,283
Commercial Services - 3.8%
ADT, Inc.	42,665		257,270
AMN Healthcare Services, Inc. (1) (2)	5,072		553,457
API Group Corp. (2)	13,324		363,212
ASGN, Inc. (2)	1,036		78,353
Automatic Data Processing, Inc.	517		113,631
Colliers International Group, Inc. - SVS	2,634		258,632
Euronet Worldwide, Inc. (2)	1,345		157,863
FleetCor Technologies, Inc. (2)	838		210,405
Gartner, Inc. (2)	318		111,398
Graham Holdings Co. - Class A	604		345,174
Grand Canyon Education, Inc. (2)	3,303		340,903
Insperity, Inc.	3,192		379,720
John Wiley & Sons, Inc. - Class A	935		31,818
Korn Ferry	10,473		518,832
ManpowerGroup, Inc.	5,305		421,217
RB Global, Inc.	154		9,240
Robert Half International, Inc.	4,272		321,340
Service Corp. International (1)	1,779		114,906
The Brink's Co.	2,595		176,019
TriNet Group, Inc. (2)	4,691		445,504
WEX, Inc. (2)	217		39,509
WillScot Mobile Mini Holdings Corp. (2)	1,749		83,585
			5,331,988
Computers - 2.7%
Accenture PLC - Class A	496		153,056
Amdocs Ltd.	2,283		225,674
CACI International, Inc. (2)	398		135,654
CGI, Inc. - Class A (2)	2,410		254,086
Dell Technologies, Inc. - Class A (1)	9,076		491,102
DXC Technology Co. (2)	5,958		159,198
Hewlett Packard Enterprise Co.	13,285		223,188
HP, Inc.	12,301		377,764
Insight Enterprises, Inc. (1) (2)	5,300		775,602
International Business Machines Corp.	496		66,370
Maximus, Inc. (1)	228		19,268
NCR Corp. (2)	8,205		206,766
NetApp, Inc.	3,807		290,855
Science Applications International Corp.	2,112		237,558
Seagate Technology Holdings PLC	1,337		82,720
Super Micro Computer, Inc. (1) (2)	583		145,313
			3,844,174
Cosmetics & Personal Care - 0.1%
Olaplex Holdings, Inc. (2)	12,847		47,791
The Procter & Gamble Co.	525		79,663
			127,454
Distribution & Wholesale - 1.1%
Core & Main, Inc. - Class A (2)	572		17,926
Fastenal Co.	722		42,591
LKQ Corp.	1,050		61,183
Pool Corp. (1)	759		284,352
Resideo Technologies, Inc. (2)	11,669		206,075
Rush Enterprises, Inc. - Class B	8,177		496,671
Univar Solutions, Inc. (2)	13,504		483,983
			1,592,781
Diversified Financial Services - 1.2%
Affiliated Managers Group, Inc.	1,878		281,493
Ally Financial, Inc.	1,797		48,537
Capital One Financial Corp.	168		18,374
Discover Financial Services	1,930		225,520
Enact Holdings, Inc.	6,022		151,333
Evercore, Inc. - Class A (1)	336		41,526
Franklin Resources, Inc. (1)	477		12,741
Intercorp Financial Services, Inc.	926		23,002
Mr Cooper Group, Inc. (1) (2)	1,563		79,150
Nelnet, Inc. - Class A	183		17,656
OneMain Holdings, Inc.	117		5,112
Radian Group, Inc.	3,314		83,778
Synchrony Financial	5,671		192,360
The Charles Schwab Corp.	2,145		121,579
The Western Union Co.	37,375		438,409
			1,740,570
Electric - 0.2%
Otter Tail Corp. (1)	2,749		217,061

Electrical Components & Equipment - 1.3%
Acuity Brands, Inc. (1)	2,895		472,117
Belden, Inc.	102		9,756
Encore Wire Corp. (1)	3,781		703,001
Energizer Holdings, Inc.	8,969		301,179
EnerSys	3,499		379,712
Littelfuse, Inc.	119		34,666
			1,900,431
Electronics - 1.8%
Amphenol Corp.	1,063		90,302
Arrow Electronics, Inc. (2)	2,471		353,921
Atkore, Inc. (1) (2)	2,805		437,412
Brady Corp. (1)	2,684		127,678
Hubbell, Inc.	2		663
Jabil, Inc.	4,319		466,150
nVent Electric PLC	642		33,172
Sanmina Corp. (2)	1,485		89,501
Sensata Technologies Holding PLC	3,605		162,189
SYNNEX Corp.	2,475		232,650
Vishay Intertechnology, Inc.	16,572		487,217
Vontier Corp.	4,230		136,248
			2,617,103
Engineering & Construction - 0.9%
Arcosa, Inc.	3,463		262,392
Comfort Systems USA, Inc.	2,602		427,248
EMCOR Group, Inc.	695		128,422
TopBuild Corp. (2)	1,775		472,185
			1,290,247
Entertainment - 0.7%
International Game Technology PLC	5,118		163,213
Light & Wonder, Inc. (2)	1,069		73,505
Penn Entertainment, Inc. (1) (2)	15,100		362,853
SeaWorld Entertainment, Inc. (2)	1,604		89,840
Vail Resorts, Inc.	932		234,640
Warner Music Group Corp. - Class A	3,266		85,210
			1,009,261
Food - 3.9%
Albertsons Cos, Inc.	22,109		482,418
Cal-Maine Foods, Inc. (1)	12,830		577,350
Campbell Soup Co.	10,448		477,578
Conagra Brands, Inc.	735		24,784
General Mills, Inc. (1)	1,797		137,830
Hormel Foods Corp.	4,770		191,849
Kellogg Co.	6,268		422,463
Sprouts Farmers Market, Inc. (2)	10,251		376,519
Sysco Corp.	3,700		274,540
The Hershey Co.	472		117,859
The J.M. Smucker Co.	4,264		629,665
The Kraft Heinz Co.	13,492		478,966
The Kroger Co.	12,079		567,713
The Simply Good Foods Co. (2)	1,861		68,094
TreeHouse Foods, Inc. (2)	11,675		588,187
US Foods Holding Corp. (2)	3,529		155,276
			5,571,091
Forest Products & Paper - 0.1%
International Paper Co.	4,038		128,449

Gas - 0.6%
National Fuel Gas Co.	8,984		461,418
Southwest Gas Holdings, Inc.	5,764		366,879
			828,297
Hand & Machine Tools - 0.1%
Snap-on, Inc.	384		110,665

Healthcare - Products - 1.4%
Avantor, Inc. (2)	10,563		216,964
Baxter International, Inc.	1,705		77,680
DENTSPLY SIRONA, Inc.	2		80
GE HealthCare Technologies, Inc.	2,930		238,033
Hologic, Inc. (2)	663		53,683
Integra LifeSciences Holdings Corp. (2)	3,298		135,647
Lantheus Holdings, Inc. (1)(2)	5,305		445,196
Patterson Cos, Inc.	9,254		307,788
Revvity, Inc.	3,514		417,428
Zimmer Biomet Holdings, Inc.	470		68,432
			1,960,931
Healthcare - Services - 2.5%
Amedisys, Inc. (2)	3,725		340,614
Centene Corp. (2)	9,240		623,238
Chemed Corp. (1)	125		67,709
DaVita, Inc. (2)	4,711		473,314
Elevance Health, Inc.	774		343,880
HCA Healthcare, Inc.	9		2,731
Humana, Inc.	1,237		553,100
Molina Healthcare, Inc. (2)	2,020		608,505
Syneos Health, Inc. (2)	5,505		231,981
UnitedHealth Group, Inc.	524		251,855
			3,496,927
Home Builders - 1.2%
Cavco Industries, Inc. (2)	686		202,370
Installed Building Products, Inc.	2,412		338,066
LCI Industries (1)	3,194		403,594
Skyline Champion Corp. (1) (2)	7,335		480,076
Thor Industries, Inc.	2,486		257,301
			1,681,407
Home Furnishings - 0.3%
Leggett & Platt, Inc.	13,461		398,715

Household Products & Wares - 0.5%
Helen of Troy Ltd. (1)(2)	331		35,754
Kimberly-Clark Corp.	2,411		332,863
Spectrum Brands Holdings, Inc.	3,779		294,951
			663,568
Insurance - 3.8%
American Equity Investment Life Holding Co.	10,913		568,676
American International Group, Inc.	9,301		535,180
Brighthouse Financial, Inc. (2)	3,239		153,367
CNO Financial Group, Inc.	13,304		314,906
Equitable Holdings, Inc.	20,255		550,126
Essent Group Ltd.	8,766		410,249
Globe Life, Inc.	271		29,707
Jackson Financial, Inc.	466		14,264
Loews Corp.	10,480		622,302
Manulife Financial Corp.	3,811		72,066
MGIC Investment Corp.	33,273		525,381
Principal Financial Group, Inc.	7,351		557,500
RLI Corp. (1)	4,943		674,571
Ryan Specialty Holdings, Inc. - Class A (1) (2)	3,608		161,963
Unum Group (2)	1,609		76,749
W.R. Berkley Corp.	3,255		193,868
			5,460,875
Internet - 1.2%
Alphabet, Inc. - Class A (2)	5		598
Booking Holdings, Inc. (2)	30		81,010
CDW Corp.	816		149,736
eBay, Inc. (1)	8,649		386,524
F5, Inc. (2)	915		133,828
Gen Digital, Inc.	18,127		336,256
GoDaddy, Inc. - Class A (2)	197		14,801
Match Group, Inc. (2)	6,096		255,117
Perficient, Inc. (2)	333		27,749
Ziff Davis, Inc. (1)(2)	3,522		246,751
			1,632,370
Iron & Steel - 1.8%
Cleveland-Cliffs, Inc. (2)	19,002		318,474
Commercial Metals Co.	8,630		454,456
Nucor Corp.	3,231		529,819
Reliance Steel & Aluminum Co.	2,230		605,646
Steel Dynamics, Inc.	5,455		594,213
United States Steel Corp. (1)	4,529		113,270
			2,615,878
Leisure Time - 0.6%
Brunswick Corp. (1)	2,721		235,748
Polaris, Inc. (1)	3,682		445,264
YETI Holdings, Inc. (2)	4,248		164,992
			846,004
Lodging - 1.6%
Boyd Gaming Corp.	6,618		459,090
Choice Hotels International, Inc. (1)	2,709		318,362
Hilton Worldwide Holdings, Inc.	1,520		221,236
Hyatt Hotels Corp. - Class A	1,615		185,047
Marriott International, Inc.	2,138		392,729
MGM Resorts International	8,037		352,985
Wyndham Hotels & Resorts, Inc.	5,326		365,204
			2,294,653
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	1,044		256,876
Terex Corp.	3,277		196,063
			452,939
Machinery - Diversified - 1.2%
AGCO Corp.	2,475		325,264
Crane Co.	5,705		508,430
Dover Corp.	175		25,839
Esab Corp.	4,103		273,014
Gates Industrial Corp PLC (2)	22,223		299,566
Ingersoll Rand, Inc.	655		42,811
Otis Worldwide Corp.	208		18,514
Watts Water Technologies, Inc. - Class A	1,061		194,937
			1,688,375
Media - 2.7%
Cable One, Inc.	592		388,991
Charter Communications, Inc. - Class A (1) (2)	849		311,897
Comcast Corp. - Class A	10,139		421,275
Fox Corp. - Class B (1)	15,862		539,308
News Corp. - Class A	7,323		142,799
Nexstar Media Group, Inc.	3,619		602,744
Sirius XM Holdings, Inc. (1)	119,481		541,249
TEGNA, Inc. (1)	44,127		716,623
The New York Times Co. - Class A	3,175		125,032
			3,789,918
Metal Fabricate & Hardware - 1.5%
Advanced Drainage Systems, Inc. (1)	4,638		527,712
Mueller Industries, Inc. (1)	7,916		690,908
Valmont Industries, Inc.	1,338		389,425
Worthington Industries, Inc.	6,621		459,961
			2,068,006
Mining - 0.7%
Arconic Corp. (2)	19,193		567,729
Barrick Gold Corp.	875		14,814
Franco-Nevada Corp.	950		135,470
Freeport-McMoRan, Inc.	645		25,800
Kinross Gold Corp. (1)	20,688		98,682
Southern Copper Corp.	2,794		200,441
			1,042,936
Miscellaneous Manufacturers - 0.9%
3M Co.	459		45,941
A.O. Smith Corp.	2,227		162,081
Carlisle Companies, Inc.	1,924		493,564
Donaldson Co., Inc.	3,217		201,095
EnPro Industries, Inc.	249		33,249
General Electric Co. (1)	735		80,740
Teledyne Technologies, Inc. (2)	278		114,288
Textron, Inc.	2,727		184,427
			1,315,385
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1) (2)	657		194,360

Oil & Gas - 12.6%
Antero Resources Corp. (2)	21,160		487,315
APA Corp.	14,757		504,247
California Resources Corp. (1)	14,399		652,131
Canadian Natural Resources Ltd.	9,944		559,450
Chesapeake Energy Corp. (1)	6,472		541,577
Chevron Corp.	4,103		645,607
Civitas Resources, Inc. (1)	6,052		419,827
CNX Resources Corp. (1) (2)	27,767		492,031
Comstock Resources, Inc. (1)	43,519		504,820
ConocoPhillips	6,160		638,238
Coterra Energy, Inc. (1)	20,984		530,895
Crescent Point Energy Corp.	34,244		230,462
CVR Energy, Inc. (1)	22,696		679,972
Denbury, Inc. (2)	382		32,951
Devon Energy Corp.	7,903		382,031
Diamondback Energy, Inc. (1)	439		57,667
Enerplus Corp.	30,436		440,409
EOG Resources, Inc.	5,368		614,314
EQT Corp. (1)	15,559		639,942
Exxon Mobil Corp.	6,175		662,269
Helmerich & Payne, Inc.	12,200		432,490
Hess Corp.	1,844		250,692
HF Sinclair Corp.	14,907		665,001
Imperial Oil Ltd.	13,194		675,005
Kosmos Energy Ltd. (2)	44,452		266,268
Marathon Petroleum Corp.	5,782		674,181
Murphy Oil Corp. (1)	13,933		533,634
Occidental Petroleum Corp. (1)	11,294		664,087
Ovintiv, Inc.	13,486		513,412
Patterson-UTI Energy, Inc.	9,919		118,730
Phillips 66	7,109		678,056
Pioneer Natural Resources Co.	2,292		474,857
Range Resources Corp. (1)	20,605		605,787
Southwestern Energy Co. (1)(2)	80,895		486,179
Suncor Energy, Inc.	11,192		328,149
Valero Energy Corp.	5,991		702,744
Vermilion Energy, Inc.	1,530		19,049
Weatherford International PLC (2)	1,690		112,250
			17,916,726
Oil & Gas Services - 0.4%
Baker Hughes Co.	5,607		177,237
ChampionX Corp.	11,895		369,221
NexTier Oilfield Solutions, Inc. (1) (2)	6,670		59,630
TechnipFMC PLC (2)	93		1,546
			607,634
Packaging & Containers - 1.4%
Amcor PLC	3,638		36,307
AptarGroup, Inc.	165		19,117
Berry Global Group, Inc.	2,112		135,886
Graphic Packaging Holding Co.	20,825		500,425
Greif, Inc. - Class A	4,358		300,222
O-I Glass, Inc. (2)	1,601		34,149
Packaging Corp of America (1)	3,018		398,859
Sealed Air Corp.	5,448		217,920
Silgan Holdings, Inc.	4,654		218,226
Sonoco Products Co.	2,132		125,831
			1,986,942
Pharmaceuticals - 4.1%
AbbVie, Inc.	4,642		625,417
AmerisourceBergen Corp.	1,069		205,708
Bristol-Myers Squibb Co. (1)	5,914		378,200
Cardinal Health, Inc.	6,351		600,614
CVS Health Corp.	8,527		589,472
Harmony Biosciences Holdings, Inc. (1) (2)	2,959		104,127
Jazz Pharmaceuticals PLC (2)	4,228		524,145
Johnson & Johnson	1,477		244,473
McKesson Corp.	618		264,078
Merck & Co., Inc.	230		26,540
Option Care Health, Inc. (2)	3,392		110,206
Organon & Co.	16,811		349,837
Pfizer, Inc.	18,686		685,402
Prestige Consumer Healthcare, Inc. (2)	4,780		284,075
The Cigna Group	1,514		424,828
Viatris, Inc.	35,683		356,116
			5,773,238
Pipelines - 1.4%
Cheniere Energy, Inc.	4,783		728,738
Enbridge, Inc.	4,183		155,398
Equitrans Midstream Corp.	10,675		102,053
Kinder Morgan, Inc.	15,842		272,799
ONEOK, Inc. (1)	6,136		378,714
Pembina Pipeline Corp.	10,234		321,757
			1,959,459
Real Estate - 0.7%
Cushman & Wakefield PLC (1) (2)	38,861		317,883
The Howard Hughes Corp. (2)	4,645		366,583
Tricon Residential, Inc.	29,003		255,517
			939,983
Retail - 8.0%
Academy Sports & Outdoors, Inc. (1)	5,743		310,409
American Eagle Outfitters, Inc.	33,926		400,327
Asbury Automotive Group, Inc. (2)	820		197,144
AutoNation, Inc. (2)	4,236		697,288
AutoZone, Inc. (2)	85		211,936
Bath & Body Works, Inc.	5,283		198,112
Beacon Roofing Supply, Inc. (2)	6,879		570,819
Best Buy Co., Inc.	3,693		302,641
BJ's Wholesale Club Holdings, Inc. (2)	1,707		107,558
Burlington Stores, Inc. (2)	703		110,645
CarMax, Inc. (1)(2)	4,328		362,254
Casey's General Stores, Inc.	52		12,682
Darden Restaurants, Inc.	1,063		177,606
Dick's Sporting Goods, Inc. (1)	1,032		136,420
Dillard's, Inc. - Class B (1)	1,294		422,206
Domino's Pizza, Inc.	753		253,753
FirstCash Holdings, Inc.	1,221		113,956
Five Below, Inc. (1)(2)	301		59,159
GMS, Inc. (2)	5,396		373,403
Group 1 Automotive, Inc.	2,055		530,396
Lithia Motors, Inc. - Class B (1)	2,120		644,713
Lowe's Companies, Inc.	675		152,348
Macy's, Inc. (1)	12,901		207,061
McDonald's Corp.	103		30,736
MSC Industrial Direct Co., Inc. - Class A	6,514		620,654
Murphy USA, Inc.	2,203		685,375
Nordstrom, Inc. (1)	25,866		529,477
Ollie's Bargain Outlet Holdings, Inc. (2)	3,854		223,262
O'Reilly Automotive, Inc. (2)	2		1,911
Penske Automotive Group, Inc. (1)	1,192		198,623
Petco Health & Wellness Co., Inc. - Class A (2)	1,106		9,843
Restaurant Brands International, Inc. (1)	1,335		103,489
Ross Stores, Inc. (1)	512		57,411
Signet Jewelers Ltd.	4,327		282,380
The Gap, Inc. (1)	57,488		513,368
The Home Depot, Inc.	517		160,601
The TJX Companies, Inc.	2,035		172,548
The Wendy's Co.	8,358		181,787
Ulta Beauty, Inc. (2)	1,064		500,713
Williams-Sonoma, Inc. (1)	3,682		460,765
Yum! Brands, Inc.	665		92,136
			11,377,915
Savings & Loans - 0.1%
New York Community Bancorp, Inc. (1)	73		821
Pacific Premier Bancorp, Inc.	9,990		206,593
			207,414
Semiconductors - 2.2%
Amkor Technology, Inc.	10,103		300,564
Applied Materials, Inc. (1)	1,039		150,177
Broadcom, Inc.	3		2,602
Cirrus Logic, Inc. (2)	5,103		413,394
Diodes, Inc. (2)	1,634		151,129
IPG Photonics Corp. (2)	1,314		178,468
KLA Corp.	205		99,429
Lam Research Corp.	289		185,787
MaxLinear, Inc. (2)	2,045		64,540
Microchip Technology, Inc.	2,499		223,885
NXP Semiconductors NV	1,860		380,705
ON Semiconductor Corp. (2)	13		1,230
Qorvo, Inc. (2)	1,390		141,822
QUALCOMM, Inc.	1,610		191,654
Skyworks Solutions, Inc.	3,534		391,178
Synaptics, Inc. (2)	2,979		254,347
Teradyne, Inc. (1)	50		5,567
Texas Instruments, Inc.	20		3,600
			3,140,078
Software - 1.2%
Concentrix Corp. (1)	5,830		470,773
Dropbox, Inc. - Class A (2)	4,099		109,320
Electronic Arts, Inc.	480		62,256
Fiserv, Inc. (1)(2)	568		71,653
Open Text Corp.	184		7,645
Paychex, Inc. (1)	2,198		245,890
Salesforce, Inc. (2)	418		88,307
SS&C Technologies Holdings, Inc.	6,195		375,417
Teradata Corp. (2)	107		5,715
Verra Mobility Corp. (1) (2)	15,312		301,953
			1,738,929
Telecommunications - 1.8%
AT&T, Inc. (1)	33,112		528,136
Cisco Systems, Inc.	6,983		361,301
Lumen Technologies, Inc. (1)	233,338		527,344
T-Mobile US, Inc. (2)	3,718		516,430
Verizon Communications, Inc.	15,736		585,222
			2,518,433
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	988		63,993
Mattel, Inc. (2)	4,710		92,033
			156,026
Transportation - 4.2%
C.H. Robinson Worldwide, Inc. (1)	7,229		682,056
Canadian National Railway Co.	290		35,110
CSX Corp.	6,017		205,180
Expeditors International of Washington, Inc.	5,296		641,504
FedEx Corp.	925		229,308
Forward Air Corp.	4,260		452,029
Hub Group, Inc. - Class A (2)	6,541		525,373
Knight-Swift Transportation Holdings, Inc.	2,750		152,790
Landstar System, Inc.	3,349		644,816
Matson, Inc.	7,423		576,990
Norfolk Southern Corp.	1,346		305,219
Ryder System, Inc.	2,355		199,680
Schneider National, Inc. - Class A	2		57
TFI International, Inc.	4,429		504,729
Union Pacific Corp.	1,106		226,310
United Parcel Service, Inc. - Class B	2,230		399,728
XPO, Inc. (1) (2)	3,160		186,440
			5,967,319
Total Common Stocks
(Cost $137,450,043)			141,622,593

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 5.006% (4)	222,595		222,595
Total Short-Term Investments
(Cost $222,595)			222,595

Investments Purchased with Collateral from Securities Lending - 20.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.280% (4)	29,398,135		29,398,135
Total Investments Purchased with Collateral from Securities Lending
(Cost $29,398,135)			29,398,135

Total Investments in Securities - 120.7%
(Cost $167,070,773)			171,243,323
Liabilities in Excess of Other Assets - (20.7)%			(29,314,965)
Total Net Assets - 100.0%			$141,928,358

SVS	Subordinate Voting Shares
(1)
This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a value of $28,762,833 or 20.3% of net assets as of June 30, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of June 30, 2023.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Gotham 1000 Value ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$141,622,593	$–	$–	$141,622,593
Short-Term Investments	–	222,595	–	–	222,595
Investments Purchased With Collateral From Securities Lending (2)	29,398,135	–	–	–	29,398,135
Total Investments in Securities	$29,398,135	$141,845,188	$–	$–	$171,243,323

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.